Supplementary Financial Statement Information - Allowance for Doubtful Accounts (Details2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance For Doubtful Accounts
Balance at beginning of year	$ 7.8	$ 6.0	$ 9.0
Increase (decrease) in allowance	(1.0)	2.4	(3.0)
Receivables written off	0.0	(0.6)	0.0
Balance at end of year	$ 6.8	$ 7.8	$ 6.0